LONG-TERM DEBT (Details Textual) CAD in Thousands, $ in Millions	Mar. 15, 2020	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Apr. 30, 2017 CAD	Apr. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 CAD
Disclosure of Long-Term Debt [Line Items]
Undrawn borrowing facilities				CAD 1,400,000	$ 2,000.0
Borrowings Repayment Description Prior Maturity	Prior to March 15, 2020, Vermilion may redeem up to 35% of the original principal amount of the senior unsecured notes with the proceeds of certain equity offerings by the Company at a redemption price of 105.625% of the principal amount plus any accrued and unpaid interest to the applicable redemption date. Prior to March 15, 2020, Vermilion may redeem some or all of the senior unsecured notes at a price equal to 100% of the principal amount of the senior unsecured notes, plus an applicable premium and any accrued and unpaid interest. On or after March 15, 2020, Vermilion may redeem some or all of the senior unsecured notes at the redemption prices set forth in the following table plus any accrued and unpaid interest.
Interest rate risk increase [Member]
Disclosure of Long-Term Debt [Line Items]
Increase decrease in comprehensive income, before tax, change in fair value of financial instruments attributable to change in relevant market risk variable		CAD 8,000					CAD 11,700
Revolving Credit Facilities [Member]
Disclosure of Long-Term Debt [Line Items]
Notional amount		CAD 1,400,000					CAD 2,000,000
Borrowings, interest rate		3.70%	3.70%				4.00%
Unsecured notes [Member]
Disclosure of Long-Term Debt [Line Items]
Notional amount | $			$ 300.0			$ 300.0
Borrowings, interest rate		5.625%	5.625%			5.625%